Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net Income (Loss)	$ (19,028)	$ 28,872	$ 321,712	$ 35,802	$ (84,217)
Less: Income (loss) from discontinued operations, net of taxes	(183,681)	3,200	63,653	(14,433)	(43,970)
Income (loss) from continuing operations	164,653	25,672	258,059	50,235	(40,247)
Non-cash elements included in net income (loss):
Depreciation, depletion and amortization	34,468	30,603	132,337	117,636	97,635
Fair value adjustments, net	5,945	(3,388)	(8,332)	(3,541)	(1,735)
Inventory adjustments	0	1,558	13,012	5,383	8,082
Provision for reclamation and closure costs	1,871	1,596	10,352	8,547	8,787
Deferred income taxes	27,878	11,689	80,001	33,211	8,400
Stock-based compensation	2,784	1,936	10,918	8,659	6,598
Foreign exchange (gain) loss	(498)	367	6,019	(8,063)	4,145
Write-down of property, plant and equipment			0	14,574	0
Other non-cash items, net	1,759	643	10,005	(2,548)	(1,729)
Changes in assets and liabilities:
Accounts receivable	(42,968)	(27,288)	(138,175)	(18,331)	26,561
Inventories	483	(7,864)	(21,245)	(23,654)	(10,425)
Other current and non-current assets	(19,085)	6,769	24,774	(7,414)	(30,840)
Accounts payable, accrued and other current liabilities	(777)	(13,922)	108	(6,697)	6,974
Accrued payroll and related benefits	(15,317)	(168)	20,724	9,101	(3,948)
Accrued taxes	21,503	2,769	12,112	2,817	(255)
Accrued reclamation and closure costs and other non-current liabilities	223	(3,350)	(7,230)	(12,571)	(2,582)
Cash Provided by (Used in) Operating Activity, Continuing Operation, Total	182,922	27,622	403,439	167,344	75,421
Cash provided by operating activities of discontinued operations	11,324	8,116	159,199	50,933	78
Net cash provided by operating activities	194,246	35,738	562,638	218,277	75,499
Investing activities:
Additions to property, plant and equipment and mine development	(39,265)	(37,838)	(190,875)	(153,788)	(153,831)
Proceeds from disposition of assets	735	55	734	1,694	1,329
Acquisition, net			0	0	228
Proceeds from sale or exchange of investments	95,378	0	28,087	0	0
Purchase of silver puts			(25,000)	0	0
Purchases of investments	(55,684)	0	(21,932)	(73)	(8,962)
Proceeds from sale of Hecla Quebec, net of transaction costs	168,045	0
Proceeds from sale of Minera Hecla	5,228	0
Cash Provided by (Used in) Investing Activity, Continuing Operation, Total	174,437	(37,783)	(208,986)	(152,167)	(161,236)
Cash used in investing activities of discontinued operations	(8,799)	(16,257)	(61,514)	(60,704)	(70,056)
Net cash used in investing activities	165,638	(54,040)	(270,500)	(212,871)	(231,292)
Financing activities:
Proceeds from issuance of common stock, net of offering costs	63	0	216,225	58,368	56,684
Dividends paid to common and preferred stockholders	(2,786)	(2,511)	(10,375)	(25,331)	(15,713)
Acquisition of treasury shares from employee equity awards	(1,161)	0	(885)	(1,197)	(2,036)
Borrowings of debt	0	107,000	153,000	279,000	239,000
Repayments of debt	0	(87,000)	(427,245)	(384,000)	(111,000)
Repayments of finance leases and other	(1,249)	(1,616)	(6,690)	(9,182)	(9,864)
Proceeds from issuance of long-term debt	0	107,000	153,000	279,000	239,000
Cash Provided by (Used in) Financing Activity, Continuing Operation, Total	(5,133)	15,873	(75,970)	(82,342)	157,071
Cash used by financing activities of discontinued operations	(8,431)	(671)	(2,025)	(1,482)	(741)
Net cash (used in) provided by financing activities	(13,564)	15,202	(77,995)	(83,824)	156,330
Effect of exchange rates on cash	(330)	(100)	544	(1,076)	1,095
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	345,990	(3,200)	214,687	(79,494)	1,632
Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	242,732	28,045	28,045	107,539	105,907
Cash and cash equivalents and restricted cash and cash equivalents at end of year	588,722	24,845	242,732	28,045	107,539
Reconciliation of cash and cash equivalents and restricted cash and cash equivalensts above to where reported on the consolidated balance sheet
Cash and cash equivalents	587,550	23,668	241,558	26,868	106,374
Non-current restricted cash and cash equivalents	1,172	1,177	1,174	1,177	1,165
Total cash and cash equivalents and restricted cash and cash equivalenst as reported on the consolidated cash flow statement	588,722	24,845	242,732	28,045	107,539
Supplemental disclosure of cash flow information:
Interest	10,006	20,118	44,462	45,558	37,490
Income and mining taxes, net of refunds	5,722	864	6,466	3,965	3,447
Non-cash investing and financing activities:
Addition of finance lease obligations and right-of-use assets			630	5,605	16,116
Recognition of operating lease liabilities and right-of-use assets			1,382	0	203
Properties, plants, equipment and mine development additions in accounts payable and accrued liabilities			4,559	1,975	0
Common stock contributed to pension plans	72	2,503	0	0	1,035
Common Stock Issued as Incentive Compensation			2,503	6,588	0
Common stock issued to directors			1,034	796	676
Common stock issued to interim CEO			0	283	0
Common stock issued for 401(k) match	1,313	1,219	5,052	4,763	4,608
Common stock issued for warrant exercises			0	372	0
Common stock issued to ATAC Resources Ltd. stockholders			$ 0	$ 0	$ 18,789
Common shares and royalty asset received for sale of Hecla Quebec	$ 130,026	$ 0